Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) from operations	$ (70,612)	$ (78,130)
Adjustments to reconcile net (loss) to net cash (used) by operating activities:
Depreciation	339	468
Changes in operating assets and liabilities:
G.S.T. and P.S.T. receivable	(1,196)	1,032
Prepaid expenses and deposits	(887)	(301)
Accounts payable and accrued expenses	(7,350)	(12,331)
Net cash (used) by operating activities	(79,706)	(89,262)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase and increase in value of guaranteed investment certificate	(49,088)	(585,166)
Net cash (used) by investing activities	(49,088)	(585,166)
CASH FLOWS FROM FINANCING ACTIVITIES	0	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	49,697	31,155
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(79,097)	(643,273)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	164,535	839,451
CASH AND CASH EQUIVALENTS, END OF PERIOD	85,438	196,178
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for Interest	0	0
Cash paid for Taxes	$ 0	$ 0